ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD

Cash and cash equivalents	11,260	3,731	541
Short-term investments	885,420	734,142	106,441
Prepaid expenses and other current assets	463	1,787	259
Amounts due from subsidiaries and VIEs	5,777,602	6,459,723	936,572
Total current assets	6,674,745	7,199,383	1,043,813

TOTAL ASSETS	6,674,745	7,199,383	1,043,813

Accrued expenses and other current liabilities	5,184	5,072	736
Amounts due to subsidiaries and VIEs	108,120	108,120	15,676
Total current liabilities	113,304	113,192	16,412

Deficit of investments in subsidiaries and VIEs	3,680,499	3,990,362	578,548

TOTAL LIABILITIES	3,793,803	4,103,554	594,960

Class A ordinary shares (par value of USD0.0001 per share; 800,000,000 shares authorized as of December 31, 2021 and 2022; 99,277,116 and 100,077,116 shares issued; 98,032,240 and 99,553,256 shares outstanding as of December 31, 2021 and 2022)	66	67	10
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 shares authorized as of December 31, 2021 and 2022, 73,305,288 shares issued and outstanding as of December 31, 2021 and 2022)	48	48	7
Additional paid-in capital	7,793,234	7,915,899	1,147,697
Accumulated other comprehensive loss	(143,111)	(64,062)	(9,288)
Statutory reserves	40,380	40,380	5,855
Accumulated deficit	(4,809,675)	(4,796,503)	(695,428)
TOTAL SHAREHOLDERS’ EQUITY	2,880,942	3,095,829	448,853
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	6,674,745	7,199,383	1,043,813

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
General and administrative expenses	(14,157)	(25,357)	(8,807)	(1,277)
Total operating expenses	(14,157)	(25,357)	(8,807)	(1,277)
Loss from operations	(14,157)	(25,357)	(8,807)	(1,277)
Equity in (loss)/gain of subsidiaries and VIEs	(1,387,816)	(3,106,437)	45,545	6,604
Income/(loss) from non-operations	9,043	28,329	(23,566)	(3,417)
(Loss)/income before income tax	(1,392,930)	(3,103,465)	13,172	1,910
Net (loss)/income	(1,392,930)	(3,103,465)	13,172	1,910

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF COMPREHENSIVE (LOSS)/INCOME

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net (loss)/income	(1,392,930)	(3,103,465)	13,172	1,910
Other comprehensive (loss)/income, net of tax:
Change in cumulative foreign currency translation adjustments	(74,562)	(73,936)	72,703	10,541
Unrealized gains on available-for-sale investments (net of tax effect of RMB9,867, RMB8,598 and RMB8,703 for the years ended December 31, 2020, 2021 and 2022, respectively)	67,231	48,191	39,729	5,760
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB9,654, RMB8,302 and RMB8,881 for the years ended December 31, 2020, 2021 and 2022, respectively)	(70,403)	(57,461)	(33,383)	(4,840)
Total comprehensive (loss)/income	(1,470,664)	(3,186,671)	92,221	13,371

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	(1,392,930)	(3,103,465)	13,172	1,910
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in loss/(gain) of subsidiaries and VIEs	1,387,816	3,106,437	(45,545)	(6,604)
Realized gains from investments	(6,564)	(8,498)	—	—
Fair value change of fair value option	—	—	31,080	4,506
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,919)	2,083	(1,324)	(192)
Accrued expenses and other current liabilities	(1,771)	(3,618)	(113)	(16)
Net cash used in operating activities	(15,368)	(7,061)	(2,730)	(396)

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries and VIEs	(195,783)	(6,248,209)	(303,214)	(43,962)
Repayment from subsidiaries and VIEs	—	706,870	100,000	14,499
Investing activities on debt securities investments	(5,252,188)	5,547,488	174,382	25,283
Net cash (used in)/generated from investing activities	(5,447,971)	6,149	(28,832)	(4,180)

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution	36	7	—	—
Proceeds from private placement financing	5,687,251	—	—	—
Repurchase of ordinary shares	(282,543)	—	—	—
Net cash generated from financing activities	5,404,744	7	—	—
Effect of exchange rate changes	5,390	3,735	24,033	3,484
Net (decrease)/increase in cash and cash equivalents	(53,205)	2,830	(7,529)	(1,092)
Cash and cash equivalents at beginning of the year	61,635	8,430	11,260	1,633
Cash and cash equivalents at end of the year	8,430	11,260	3,731	541

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1. BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, the VIE and the VIE’s subsidiaries were over the 25% of the consolidated net assets of the Group as of December 31, 2022.

2. INVESTMENT IN SUBSIDIARIES AND VIE AND VIE'S SUBSIDIARIES

The Parent Company and its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE’s subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIE and VIE’s subsidiaries were reported as share of loss of subsidiaries, VIE and VIE’s subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIE and VIE’s subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3. CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in mainland China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.8972, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2022, or at any other rate.